STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007		Dec. 31, 2006		Dec. 31, 2005
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 0.119										$ 0.102
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 0.242										$ 0.336
Warrant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares												342,029
Shares	30,000	200,000
Issued - Average Exercise Price												$ 0.769
Warrant One [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price												$ 0.46
Warrant One [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price												$ 0.769
Warrant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares								30,000		83,207
Shares	2,083,333	2,666,667
Issued - Average Exercise Price								$ 0.01		$ 0.46
Warrant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares						2,458,333		200,000
Shares	7,714,286	7,714,286
Issued - Average Exercise Price								$ 0.01
Warrant Three [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price				$ 0.07		$ 0.75
Warrant Three [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price						$ 0.25
Warrant Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares				5,352,451		8,597,690
Shares	200,000	1,428,572
Warrant Four [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price				$ 0.15		$ 0.075
Warrant Four [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price				$ 0.20		$ 0.25
Warrant Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares		20,068,452		5,352,451
Shares	15,314,951	200,000
Warrant Five [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 0.08		$ 0.15
Warrant Five [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 0.198		$ 0.20
Warrant Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares	2,133,812	20,068,452
Shares	407,318	16,648,284
Warrant Six [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 0.165	$ 0.08
Warrant Six [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 0.325	$ 0.198
Warrant Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares	333,333	150,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares	2,133,812	25,739,682	[1]	11,688,166	[1]	18,222,243	[1]	3,435,662	[1]	2,188,302	[1]	5,075,204	[1]	28,502	[1]	71,826	[1]
Shares	30,385,077	34,643,829	[1]	35,132,136	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	20,950	[1]
Issued - Average Exercise Price	$ 0.27	$ 0.12	[1]	$ 0.15	[1]	$ 0.14	[1]	$ 0.34	[1]	$ 0.65	[1]	$ 0.45	[1]	$ 0.35	[1]	$ 0.85	[1]
Warrant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 0.01	$ 0.01
Warrant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 0.769	$ 0.769
Stock Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares								410,000				420,955
Shares	550,000	550,000
Issued - Average Exercise Price								$ 0.15
Stock Options One [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price												$ 0.017
Stock Options One [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price												$ 0.585
Stock Options Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares						550,000				75,000
Shares	10,000	325,187
Issued - Average Exercise Price						$ 0.01				$ 0.35
Stock Options Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares				9,477,286				410,000
Shares	177,286	10,000
Issued - Average Exercise Price								$ 0.15
Stock Options Three [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price				$ 0.07
Stock Options Three [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price				$ 0.08
Stock Options Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares		17,901,157				550,000
Shares	14,400,000	197,286
Issued - Average Exercise Price						$ 0.01
Stock Options Four [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 0.065
Stock Options Four [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 0.3415
Stock Options Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares	4,865,061			9,497,286
Shares	1,740,508	14,400,000
Stock Options Five [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 0.15			$ 0.07
Stock Options Five [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 0.25			$ 0.08
Stock Options Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares		17,976,157
Shares	9,300,000	1,740,508
Stock Options Six [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 0.065
Stock Options Six [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price		$ 0.3415
Stock Options Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares	400,000	9,300,000
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Number of Shares	5,115,061	17,986,157	[1]	9,514,286	[1]	2,483,334	[1]	2,210,000	[1]	205,000	[1]	1,243,292	[1]	5,984	[1]	23,942	[1]
Shares	33,203,504	28,929,398	[1]	12,663,566	[1]	5,797,611	[1]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]	17,956	[1]
Issued - Average Exercise Price	$ 0.11	$ 0.09	[1]	$ 0.08	[1]	$ 0.01	[1]	$ 0.17	[1]	$ 0.37	[1]	$ 0.2	[1]	$ 1.67	[1]	$ 1.67	[1]
Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 0.01	$ 0.01
Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued - Average Exercise Price	$ 0.3415	$ 0.585

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.